HAWAIIAN TAX-FREE TRUST

               Supplement to the Prospectus
                    dated July 21, 1998
           for Class A Shares and Class C Shares

     A second paragraph is added after the first paragraph appearing under the caption Special Dealer Arrangements on page 23 of the Prospectus, as follows:

     The foregoing special dealer arrangements will be in effect from May 18, 1999 until May 31, 2000 unless extended or earlier terminated by a supplement to the Prospectus.


     The following supplements the information in the Prospectus regarding purchase and redemption of shares:

     The Trust generally permits "transfer on death" registration of shares, so that on the death of the shareholder the shares are transferred to a designated beneficiary or beneficiaries. Ask the Transfer Agent or your broker-dealer for the Transfer on Death Registration
Request Form. With it you will receive a copy of the TOD
Rules of the Aquilasm Group of Funds, which specify how the registration becomes effective and operates. By opening a TOD Account, you agree to be bound by the TOD rules.

       The date of this supplement is May 18, 1999.

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                  HAWAIIAN TAX-FREE TRUST

     Supplement to the Prospectus dated July 21, 1998
           for Class Y Shares and Class I Shares
        as previously supplemented November 12, 1998

The following supplements the information in the Prospectus regarding purchase and redemption of shares:

     If you own Class Y Shares, the Trust generally permits
"transfer on death" registration of shares, so that on the death of the shareholder the shares are transferred to a designated beneficiary or beneficiaries. Ask the Transfer
Agent or your broker-dealer for the Transfer on Death
Registration Request Form. With it you will receive a copy of the TOD Rules of the Aquilasm Group of Funds, which specify how the registration becomes effective and operates. By opening a TOD Account, you agree to be bound by the TOD rules. This service is not available for Class I
Shares.

       The date of this supplement is May 18, 1999.

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                  HAWAIIAN TAX-FREE TRUST

                        Supplement
              to the Statement of Additional
             Information dated July  21, 1998

The following supplements the information in the Statement of Additional Information regarding purchase and redemption of shares:

     Each of the funds in the Aquilasm Group of Funds now permits registration of its shares in beneficiary form, subject to the funds' rules governing Transfer on Death
("TOD") registration, if the investor resides in a state that has adopted the Uniform Transfer on Death Security
Registration Act (a "TOD State"; for these purposes,
Missouri is deemed to be a TOD State). This form of registration allows you to provide that, on your death, your shares are to be transferred to the one or more persons (to a maximum of three) that you specify as beneficiaries. To register shares of the Trust in TOD form, complete the special TOD Registration Request Form and review the Rules Governing TOD Registration; both are available from the Transfer Agent. The Rules, which are subject to amendment upon 60 days' notice to TOD account owners, contain important information regarding TOD accounts with the Trust; by opening such an account you agree to be bound by them, and failure to comply with them may result in your shares' not being transferred to your designated beneficiaries. If you open a TOD account with the Trust that is otherwise acceptable but, for whatever reason, neither the Trust nor the Transfer Agent receives a properly completed TOD Registration Request Form from you prior to your death, the Trust reserves the right not to honor your TOD designation, in which case your account will become part of your estate.

      You are eligible for TOD registration only if, and as long as, you reside in a TOD State. If you open a TOD account and your account address indicates that you do not reside in a TOD State, your TOD registration will be ineffective and the Trust may, in its discretion, either open the account as a regular (non-TOD) account or redeem your shares. Such a redemption may result in a loss to you and may have tax consequences. Similarly, if you open a TOD account while residing in a TOD State and later move to a non-TOD State, your TOD registration will no longer be effective. In both cases, should you die while residing in a non-TOD State the Trust reserves the right not to honor your TOD designation. At the date of this Supplement, most states are TOD States.

       The date of this supplement is May 18, 1999.